The Company and Summary of Significant Accounting Policies and Estimates (Details 7) (Convertible preferred stock, USD $)	6 Months Ended
Jun. 30, 2013
Series A convertible preferred stock
Net Loss per Share Attributable to Common Stockholders
Dividend rates per share (in dollars per share)	$ 0.08
Series B convertible preferred stock
Net Loss per Share Attributable to Common Stockholders
Dividend rates per share (in dollars per share)	$ 0.12
Series C convertible preferred stock
Net Loss per Share Attributable to Common Stockholders
Dividend rates per share (in dollars per share)	$ 0.20
Series D convertible preferred stock
Net Loss per Share Attributable to Common Stockholders
Dividend rates per share (in dollars per share)	$ 0.379
Series E convertible preferred stock
Net Loss per Share Attributable to Common Stockholders
Dividend rates per share (in dollars per share)	$ 0.5326
Series F convertible preferred stock
Net Loss per Share Attributable to Common Stockholders
Dividend rates per share (in dollars per share)	$ 1.056
Series G convertible preferred stock
Net Loss per Share Attributable to Common Stockholders
Dividend rates per share (in dollars per share)	$ 1.168